Note 15 - Plant Restructuring (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Restructuring and Related Costs [Table Text Block]
	Severance	Other
	Payable	Costs	Total

Balance March 31, 2021	$-	$-	$-
Charge to expense	-	70	70
Cash payments/write offs	-	(70)	(70)
Balance March 31, 2022	-	-	-
Charge to expense	361	3,189	3,550
Cash payments/write offs	(244)	(3,189)	(3,433)
Balance March 31, 2023	117	-	117
Charge to expense	213	212	425
Cash payments/write offs	(330)	(212)	(542)
Balance March 31, 2024	$-	$-	$-